John Hancock International Dynamic Growth Fund Average Annual Total Returns - Class NAV [Member]		12 Months Ended	60 Months Ended	80 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.52%
MSCI ACWI ex USA Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.65%	4.01%	7.66%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent		23.13%	8.33%	13.22%
Performance Inception Date	Apr. 17, 2019
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.08%	6.53%	11.57%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.13%	6.00%	10.26%